REAL ESTATE INVESTMENTS - Capitalized Acquisition Fees (FY) (Details)	Dec. 31, 2019 USD ($)
Real Estate [Line Items]
Amount	$ 5,459
Taylor Fresh Foods
Real Estate [Line Items]
Amount	$ 741,000